Common Stock - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended			12 Months Ended			0 Months Ended
	Feb. 15, 2013	Nov. 10, 2011	Oct. 29, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 26, 2013 Initial Public Offering	Nov. 26, 2013 Initial Public Offering Underwriters Option To Purchase Units	Nov. 26, 2013 Initial Public Offering Company Stock	Nov. 26, 2013 Initial Public Offering Selling Stockholders
Class of Stock [Line Items]
Common stock issued, value	$ 75,000,000	$ 62,500,000				$ 231,089,515	$ 46,849,747	$ 15,268,450
Common stock issued, shares	7,500,000			5,625,000	1,875,000				13,800,000	1,800,000	9,030,000	4,770,000
Stock split			The number of shares of common stock outstanding reflects a 3-for-1 stock split that was effected on October 29, 2013.
Common stock, split ratio			3
Common stock issued, price per share									$ 19.00
Proceed from initial public offer									$ 156,400,000